Earnings Per Share - Summary of Number of Shares Attributable to Equity Holders (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares used to calculate basic earnings per share	134,761,736	110,164,320	105,500,327
Effect of other dilutive potential ordinary shares	3,384,178
Weighted average number of ordinary shares used to calculate diluted earnings per share	138,145,914	110,164,320	105,500,327